Intangible assets (Tables)	6 Months Ended
Jun. 30, 2022
Intangible assets and goodwill [abstract]
Schedule of Intangible Assets

(CHF in thousands)	Patents and other rights	Software	Goodwill	Total

Cost at January 1, 2021	51,771	10,850	1,791	64,411
Accumulated Depreciation	(7,049)	(2,695)	—	(9,744)
Net book amount at January 1, 2021	44,722	8,155	1,791	54,667

Six month period ended June 30, 2021
Opening net book amounts	44,722	8,155	1,791	54,667
Additions	370	5,730	—	6,100
Depreciation	(1,922)	(914)	—	(2,836)
Currency Translation	1	2	—	4
Net book value at June 30, 2021	43,171	12,973	1,791	57,935

Cost at June 30, 2021	52,142	16,582	1,791	70,515
Accumulated Depreciation	(8,971)	(3,609)	—	(12,580)
Net book amount at June 30, 2021	43,171	12,973	1,791	57,935

Cost at January 1, 2022	52,787	21,436	1,791	76,014
Accumulated Depreciation	(10,925)	(7,625)	—	(18,550)
Net book amount at January 1, 2022	41,862	13,811	1,791	57,464

Six month period ended June 30, 2022
Opening net book amounts	41,862	13,811	1,791	57,464
Additions	198	3,436	—	3,634
Depreciation	(2,012)	(2,112)	—	(4,124)
Currency Translation	1	—	—	1
Net book value at June 30, 2022	40,049	15,135	1,791	56,975

Cost at June 30, 2022	52,987	24,873	1,791	79,651
Accumulated Depreciation	(12,938)	(9,738)	—	(22,675)
Net book amount at June 30, 2022	40,049	15,135	1,791	56,975